Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Mar. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets

Condensed Balance Sheets

	As of March 31,
	2024	2025	2025
	HK$	HK$	US$
ASSETS
CURRENT ASSETS
Cash and cash equivalents	—	95,869	12,323
Amount due from a subsidiary	—	57,347,085	7,371,185
Total current assets	—	57,442,954	7,383,508
NON-CURRENT ASSET
Interest in a subsidiary	2,372	2,372	305
Total non-current asset	2,372	2,372	305
Total assets	2,372	57,445,326	7,383,813

CURRENT LIABILITIES
Amount due to subsidiaries	17,073	1,515,556	194,804
Accrual	69,629	—	—
Total current liabilities	86,702	1,515,556	194,804
Total liabilities	86,702	1,515,556	194,804

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares: US$0.00000005 par value, 1,000,000,000,000 shares authorized as of March 31, 2024 and 2025, 60,000,000 shares issued and outstanding as of March 31, 2024 and 2025
Class A ordinary shares, US$0.00000005 par value, 900,000,000,000 shares authorized; 40,000,000 shares issued and outstanding as of March 31, 2024 and 2025	16	17	2
Class B ordinary shares, US$0.00000005 par value, 100,000,000,000 shares authorized; 20,000,000 shares issued and outstanding as of March 31, 2024 and 2025	8	8	1
Additional paid-in capital	2,348	56,884,616	7,311,741
Accumulated losses	(86,702)	(954,871)	(122,735)
Total shareholders’ (deficit) equity	(84,330)	55,929,770	7,189,009
Total liabilities and shareholders’ (deficit) equity	2,372	57,445,326	7,383,813

Schedule of Condensed Statements of Loss

Condensed Statements of Loss

	Years ended March 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Operating expenses	(28,673)	(58,029)	(856,149)	(110,047)
Other income (expenses)
Bank interest income	—	—	7,098	912
Other expense	—	—	(19,118)	(2,457)
Total other income (expenses), net	—	—	(12,020)	(1,545)
Loss before income tax expenses	(28,673)	(58,029)	(868,169)	(111,592)
Income tax expenses	—	—	—	—
Net loss	(28,673)	(58,029)	(868,169)	(111,592)

Schedule of Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	Years ended March 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Cash flows from operating activities
Net loss	(28,673)	(58,029)	(868,169)	(111,592)
Changes in operating assets and liabilities:
Accrual	—	69,629	(69,629)	(8,950)
Net cash (used in) generated from operating activities	(28,673)	11,600	(937,798)	(120,542)
Net cash generated from investing activities	—	—	—	—
Net cash generated from financing activities	—	—	—	—
Proceeds from IPO, net	—	—	67,406,579	8,664,196
Changes in amount due from a subsidiary	—	—	(67,871,395)	(8,723,941)
Changes in amount due to subsidiaries	28,673	(11,600)	1,498,483	192,610
Net cash generated from (used in) financing activities	28,673	(11,600)	1,033,667	132,865
Net increase in cash and cash equivalents	—	—	95,869	12,323
Cash and cash equivalents at the beginning of the year	—	—	—	—
Cash and cash equivalents at the end of the year	—	—	95,869	12,323